Summary of Significant Accounting Policies - Schedule of Noncontrolling Interests (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Noncontrolling Interests [Line Items]
Total noncontrolling interests	$ 48,488,873	¥ 330,252,863	¥ 455,445,667
VIDA [Member]
Schedule of Noncontrolling Interests [Line Items]
Total noncontrolling interests	(6,393,125)	(43,542,938)	(43,587,352)
Viru [Member]
Schedule of Noncontrolling Interests [Line Items]
Total noncontrolling interests	(1,618,237)	(11,021,652)	(10,876,163)
MicroAlgo [Member]
Schedule of Noncontrolling Interests [Line Items]
Total noncontrolling interests	$ 56,500,235	¥ 384,817,453	¥ 509,909,182